Document And Entity Information	Aug. 10, 2020
Document Information [Line Items]
Entity, Registrant Name	HYCROFT MINING HOLDING CORPORATION
Document, Type	8-K
Document, Period End Date	Aug. 10, 2020
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38387
Entity, Tax Identification Number	82-2657796
Entity, Address, Address Line One	8181 E. Tufts Avenue, Suite 510
Entity, Address, City or Town	Denver,
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	524-1947
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001718405
ClassACommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock
Trading Symbol	HYMC
Security Exchange Name	NASDAQ
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	HYMCW
Security Exchange Name	NASDAQ